Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	CURIAN VARIABLE SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001532747
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	cvst
Document Creation Date	dei_DocumentCreationDate	Sep. 15, 2014
Document Effective Date	dei_DocumentEffectiveDate	Sep. 15, 2014
Prospectus Date	rr_ProspectusDate	Apr. 28, 2014
Curian Guidance - Equity 100 Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Strategy [Heading]	rr_StrategyHeading
In the section entitled "Summary Overview of Each Fund" for the Curian Guidance – Equity 100 Fund, please delete the subsection entitled "Principal Investment Strategies," in its entirety and replace it with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in shares of Underlying Funds representing various asset classes and strategies.  The Fund will invest in Underlying Funds such that 80% of its assets (net assets plus the amount of any borrowings for investment purposes) are invested in equities (which may include derivatives exposure to equity securities) of issuers in the U.S. and foreign countries, including emerging markets.  The Fund allocates its assets to Underlying Funds that invest amongst various equity classes, as well as non-traditional investments.  Derivative instrument holdings within the Underlying Funds will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to equity securities.

The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds.  Please refer to the "Additional Information About Each Fund" section of the Prospectus for a list of available Underlying Funds.

The Fund may allocate its assets among Underlying Funds categorized by the Adviser as follows:

Investment Categories

Alternative Assets Alternative Strategies Domestic/Global Equity Domestic/Global Fixed Income International International Fixed Income Risk Management Sector Specialty Tactical Management

Although the Fund may invest in any of the Investment Categories listed in the table above, the Adviser intends only to invest in Underlying Funds categorized as Alternative Assets, Alternative Strategies, Domestic/Global Equity, International, Sector and Specialty.  The Fund considers the Underlying Funds in the Domestic/Global Equity and International investment categories to be funds that invest primarily in equity securities.  To the extent the Fund invests in Underlying Funds in the Sector and Specialty investment categories, it intends to invest in those that invest primarily in equity securities. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, both long- and short-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer issuers than "diversified" mutual funds.

Curian Guidance - Fixed Income 100 Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Strategy [Heading]	rr_StrategyHeading
In the section entitled "Summary Overview of Each Fund" for the Curian Guidance – Fixed Income 100 Fund, please delete the subsection entitled "Principal Investment Strategies," in its entirety and replace it with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in shares of Underlying Funds representing various asset classes and strategies.  The Fund will invest in Underlying Funds such that 80% of its assets (net assets plus the amount of any borrowings for investment purposes) are invested in fixed income securities (which may include derivatives exposure to fixed income securities) of issuers in the U.S. and foreign countries, including emerging markets.  The Fund allocates its assets to Underlying Funds that invest amongst various fixed income classes, as well as non-traditional investments.  Derivative instrument holdings within the Underlying Funds will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to fixed income securities.

The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds.  Please refer to the "Additional Information About Each Fund" section of the Prospectus for a list of available Underlying Funds.

The Fund may allocate its assets among Underlying Funds categorized by the Adviser as follows:

Investment Categories

Alternative Assets Alternative Strategies Domestic/Global Equity Domestic/Global Fixed Income International International Fixed Income Risk Management Sector Specialty Tactical Management

Although the Fund may invest in any of the Investment Categories listed in the table above, the Adviser intends only to invest in Underlying Funds categorized as Alternative Assets, Alternative Strategies, Domestic/Global Fixed Income, International Fixed Income, Sector and Specialty.  The Fund considers the Underlying Funds in the Domestic/Global Fixed Income and International Fixed Income investment categories to be funds that invest primarily in fixed income securities.  To the extent the Fund invests in Underlying Funds in the Sector and Specialty investment categories, it intends to invest in those that invest primarily in fixed income securities. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, both long- and short-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer issuers than "diversified" mutual funds.

Risk [Heading]	rr_RiskHeading
In the section entitled "Summary Overview of Each Fund" for the Curian Guidance – Fixed Income 100 Fund, under "Principal Risks of Investing in the Fund," please delete "Equity securities risk" in its entirety.